Debt (Details) - Benson Hill, Inc - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 29, 2020	Apr. 30, 2019	Jun. 30, 2021	Dec. 31, 2020	Oct. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: unamortized debt discount and debt issuance costs			$ (2,050)	$ (2,855)				$ (204)
Long-term Debt				29,810				16,290
Less current maturities of long-term debt			(7,767)	(5,466)				(2,363)
Long-term debt			21,096	24,344				13,927
Maximum amount of guaranteed			7,000	7,000
DDB Term loan, due April 2024
Debt Instrument [Line Items]
Long-term Debt, Gross			8,984	9,916				13,169
Aggregate principal amount		$ 14,000
Debt term (in years)		5 years
Quarterly instalment			416	416
Remaining balance			$ 5,972	$ 5,972
DDB Term loan, due April 2024 | Minimum
Debt Instrument [Line Items]
Spread on LIBOR			4.00%	4.00%
DDB Term loan, due April 2024 | Maximum
Debt Instrument [Line Items]
Spread on LIBOR			4.09%	4.16%
DDB Equipment loan, due April 2024
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 2,275	$ 2,625				$ 3,325
Aggregate principal amount		$ 3,500
Debt term (in years)		5 years
Quarterly instalment			$ 175	$ 175
DDB Equipment loan, due April 2024 | Minimum
Debt Instrument [Line Items]
Spread on LIBOR			4.00%	4.00%
DDB Equipment loan, due April 2024 | Maximum
Debt Instrument [Line Items]
Spread on LIBOR			4.09%	4.16%
Notes Payable, due May 2024
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 19,300	$ 19,768
Aggregate principal amount	$ 20,000
Debt term (in years)	51 months
Amount of debt available immediately							$ 20,000
Second tranche amount							15,000
Interest rate	12.50%
Monthly interest payment for first 15 months	$ 208
Monthly principal and interest payment for the next thirty six months	$ 661
Fair value of warrants attributable to funds loaned			3,332	3,332
Fair value of warrants attributable to committed funds to the second tranche			1,248	1,248
Unused amount				15,000
Notes Payable, due May 2024 | Maximum
Debt Instrument [Line Items]
Aggregate principal amount							$ 35,000
Notes payable, varying maturities through June 2026
Debt Instrument [Line Items]
Long-term Debt, Gross			354	$ 356
DDB Revolver
Debt Instrument [Line Items]
Long-term Debt, Gross			2,970
Less current maturities of long-term debt			$ (2,970)
Aggregate principal amount		$ 6,000
DDB Revolver | Minimum
Debt Instrument [Line Items]
Spread on LIBOR			3.50%	3.50%
DDB Revolver | Maximum
Debt Instrument [Line Items]
Spread on LIBOR			3.59%	3.66%
Paycheck Protection Program Loans
Debt Instrument [Line Items]
Aggregate principal amount						$ 5,102
Accrued interest					$ 25